Subsequent Events - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 06, 2018	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 05, 2018
Subsequent Event [Line Items]
Cash dividend			$ 4.60	$ 3.60	$ 2.80
Revolving credit agreement maximum borrowing capacity			$ 600,000,000
Subsequent Event
Subsequent Event [Line Items]
Revolving credit agreement maximum borrowing capacity						$ 300,000,000
Common Stock | Subsequent Event
Subsequent Event [Line Items]
Cash dividend		$ 1.25
Dividends, date declared		Jan. 02, 2018
Dividends Payable, Date to be Paid		Jan. 31, 2018
Dividends, date of record		Jan. 16, 2018
Date new dividend rate will be effective	2018-04
Cash dividend	$ 1.45
Class B Common Stock | Subsequent Event
Subsequent Event [Line Items]
Cash dividend		$ 1.25
Dividends, date declared		Jan. 02, 2018
Dividends Payable, Date to be Paid		Jan. 31, 2018
Dividends, date of record		Jan. 16, 2018
Date new dividend rate will be effective	2018-04
Cash dividend	$ 1.45